Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
Schedule of Trade Receivables
	As of December 31, 2024	As of December 31, 2023
	USD	USD
Trade receivables
Trade Receivables from cleaning service	3,979,175	3,981,025
Trade Receivables from manpower outsourcing services	4,298,937	3,056,917
Subtotal:	8,278,112	7,037,942
Allowance for expected credit losses	(62,425)	–
Trade receivables, net	8,215,687	7,037,942

Schedule of the Carrying Amount of Trade Receivables

The following information shows the carrying amount of trade receivables at the reporting date that have been transferred but have not been derecognized and the associated liabilities.

	As of December 31, 2024	As of December 31, 2023
	USD	USD
Carrying amount of trade receivables transferred to an agent	3,308,037	3,552,836
Carrying amount of associated liabilities	2,397,078	2,139,575